Net Income Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic
Average common shares outstanding (in shares)									92,908,638	91,838,603	92,197,207
Continuing operations									$ 1,813,802	$ 1,132,703	$ 1,053,849
Discontinued operations									(41,540)	0	0
Net income	$ 897,393	$ 316,606	$ 319,111	$ 239,152	$ 203,030	$ 386,733	$ 378,064	$ 164,876	$ 1,772,262	$ 1,132,703	$ 1,053,849
Basic net income per common share
Continuing operations (in dollars per share)									$ 19.52	$ 12.33	$ 11.43
Discontinued operations (in dollars per share)									(0.44)	0.00	0.00
Net income per common share - basic (in dollars per share)	$ 9.62	$ 3.40	$ 3.44	$ 2.58	$ 2.20	$ 4.20	$ 4.12	$ 1.80	$ 19.08	$ 12.33	$ 11.43
Diluted
Average common shares outstanding (in shares)									92,908,638	91,838,603	92,197,207
Stock options and other contingently issuable shares (in shares)									1,931,157	2,089,921	1,826,885
Non-vested restricted stock grants (in shares)									87,418	559,562	519,451
Average common shares outstanding assuming dilution (in shares)									94,927,213	94,488,086	94,543,543
Diluted net income per common share
Continuing operations (in dollars per share)									$ 19.11	$ 11.99	$ 11.15
Discontinued operations (in dollars per share)									(0.44)	0.00	0.00
Net income per common share - diluted (in dollars per share)	$ 9.39	$ 3.33	$ 3.36	$ 2.53	$ 2.15	$ 4.08	$ 3.99	$ 1.75	$ 18.67	$ 11.99	$ 11.15
Net Income Per Common Share (Textual) [Abstract]
Common shares outstanding, anti-dilutive (in shares)									638,795	62,935	34,463